Retirement Plans (Tables) (Defined Benefit Pension Plans)	3 Months Ended
Dec. 27, 2013
Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Changes in net periodic benefit cost for material U.S. and non-U.S. defined benefit pension plans

	U.S. Plans		Non-U.S. Plans
	For the Quarters Ended		For the Quarters Ended
	December 27, 2013	December 28, 2012	December 27, 2013	December 28, 2012
Service cost	$2	$1	$2	$2
Interest cost	9	8	14	13
Expected return on plan assets	(12)	(12)	(18)	(16)
Amortization of net actuarial loss	2	4	3	2
Net periodic benefit cost	$1	$1	$1	$1